Long Term Debt - Schedule of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Mar. 19, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Secured Term Loan (note 7(d))	$ 33,075
Less: Deferred financing costs (note 7(f))	(10,611)	$ (12,913)		$ (3,273)
Balance	478,073	401,869
Less: Current portion of Secured Term Loan (note 7(d))	(7,700)
Non-current portion of Long-Term Debt	442,913	401,869
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving Credit Facility (note 7(c))	40,000
Less: Current portion of Revolving Credit Facility (note 7(c))	(800)
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
2019 Notes	420,000	420,000	$ 420,000
Less repurchase of Notes under Excess Cash Flow	(350)
Less original issue discount	(6,300)	(6,300)
Amortization of original issue discount	2,259	1,082
2019 Notes (note 7(b)), total balance	415,609	$ 414,782
Less: Current portion of 2019 Notes (note 7(b))	$ (26,660)